Summary of Interest Expense (Details) - The Arena Group Holdings Inc [Member] - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total amortization of debt costs	$ 533,000		$ 280,000		$ 2,178,000		$ 1,215,000
Total amortization of debt costs									$ 1,581,000	$ 2,106,000
Total accrued and noncash converted interest									320,000	6,956,000
Total cash paid interest	3,695,000		2,904,000		10,631,000		7,209,000		9,528,000	1,393,000
Total interest expense	338,000	[1]		[1]	338,000	[1]		[1]	11,429,000	10,455,000
Total noncash and accrued interest	152,000				754,000		86,000
Cash paid interest:
Less interest income	(338,000)	[1]		[1]	(338,000)	[1]		[1]	(11,429,000)	(10,455,000)
Total interest expense	4,042,000		3,184,000		13,225,000		8,510,000		11,428,000	10,449,000
B.Riley [Member]
Short-Term Debt [Line Items]
Total interest expense					338,000
Cash paid interest:
Less interest income					(338,000)
12% Second Amended Senior Secured Note [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs									1,031,000	1,806,000
Total accrued and noncash converted interest										6,394,000
Total cash paid interest									6,356,000
Delayed Draw Term Note [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs	26,000		52,000		77,000		412,000		464,000	300,000
Total accrued and noncash converted interest										548,000
Total cash paid interest	102,000		254,000		303,000		753,000		980,000
Bridge Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs									77,000
Total accrued and noncash converted interest									204,000
Line of Credit [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs	54,000				161,000				9,000
Total cash paid interest	598,000		372,000		1,345,000		814,000		1,328	825
Parade [Member]
Short-Term Debt [Line Items]
Total accrued and noncash converted interest									116,000
Total noncash and accrued interest							86,000
Payroll Protection Program Loan Member [Member]
Short-Term Debt [Line Items]
Total accrued and noncash converted interest										14,000
Other [Member]
Short-Term Debt [Line Items]
Total cash paid interest	32,000		676,000		422,000		888,000		$ 864,000	$ 568,000
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs	161,000				1,200,000
Total cash paid interest	1,317,000				3,763,000
Senior Secured Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs	228,000		228,000		676,000		803,000
Total cash paid interest	1,602,000		1,602,000		4,754,000		4,754,000
2023 Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs	64,000				64,000
Total cash paid interest	44,000				44,000
Other Accrued Interest [Member]
Short-Term Debt [Line Items]
Total noncash and accrued interest	$ 152,000				$ 754,000

[1]	During the three and nine months ended September 30, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.